Schedule of accounts receivables and other receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 2,638,591	$ 5,611,980
Other receivables	15,456	934
Total	2,654,047	5,612,914
Allowance for doubtful accounts	(164,512)	(84,088)
Total accounts and other receivables, net	$ 2,489,535	$ 5,528,826